Restructuring, termination and other exit obligations	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring, termination and other exit obligations
14. Restructuring, termination and other exit obligations:

	Years ended December 31,
	2017			2016
	Termination	Lease-exit	Total	Termination	Lease-exit	Total
Balance, beginning of year	$3,278	$10,845	$14,123	$—	$—	$—
Additions	5,785	69	5,854	7,198	11,802	19,000
Additions: Interest and other	—	698	698	—	509	509
Payments	(8,085)	(6,102)	(14,187)	(3,876)	(1,196)	(5,072)
Impact of foreign exchange	222	431	653	(44)	(270)	(314)
Change in estimate	(24)	(4,148)	(4,172)	—	—	—
Balance, end of year	1,176	1,793	2,969	3,278	10,845	14,123
Less: current portion	(1,176)	(1,793)	(2,969)	(2,903)	(2,505)	(5,408)
Long-term portion	$—	$—	$—	$375	$8,340	$8,715

During the third quarter of 2016, the Company initiated a series of restructuring activities which included the consolidation of facilities in Argentina, Canada, China and the United States. This resulted in an implementation of a reduction in workforce resulting in employee severance, one-time termination benefits and contract termination costs associated with the restructuring activities.

During 2017, the Company continued its restructuring activities and further implemented reductions in workforce, resulting in employee severance and termination benefits in Canada, Italy, China and Argentina.

The remaining balance of the lease-exit obligations as at December 31, 2017 is related to a 10-year lease commitment for 116,000 square feet of office space located in Vancouver, Canada, which the Company exited as part of the restructuring activities. The lease commitment was renegotiated and a final settlement agreement was signed in July 2017 at which time the Company reversed $4,148 of its lease-exit estimate. The remaining liability as at December 31, 2017 of $1,793 was paid in the first quarter of 2018.